Lease arrangements (Tables)	12 Months Ended
Dec. 31, 2019
Presentation Of Leases For Lessee [Abstract]
Summary of Right of Use Assets

Right-of-use assets

	Property £m	Non- property £m	2019 £m	Property £m	Non- property £m	2018 £m
At start of year	246	17	263	264	23	287
Additions	57	5	62	26	5	31
Acquisitions	4	—	4	7	5	12
Remeasurement	29	—	29	13	—	13
Disposals	(2)	(1)	(3)	(2)	(8)	(10)
Depreciation	(74)	(8)	(82)	(68)	(9)	(77)
Exchange translation differences	(9)	—	(9)	6	1	7
At end of year	251	13	264	246	17	263

Summary of Lease Liability	Lease liability
	2019 £m	2018 £m
Current
Property	(87)	(83)
Non-property	(6)	(9)
Non-current
Property	(242)	(260)
Non-property	(7)	(8)
Total	(342)	(360)

Summary of Finance Lease Receivable

RELX subleases vacant space available within its leased properties. IFRS 16 specifies conditions whereby a sublease is classed as a finance lease for the sub-lessor. The finance lease receivable balance held is as follows:

	2019 £m	2018 £m
Net finance lease receivable	33	49